Financial assets and liabilities - Contracted undiscounted cash flows (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Not later than one year
Financial assets and liabilities
Borrowings	€ 380	€ 447
Derivative financial instruments	2	8
Trade and other payables	1,658	1,539
Between one and two years
Financial assets and liabilities
Borrowings	379	447
Derivative financial instruments	70
Between two and five years
Financial assets and liabilities
Borrowings	2,068	4,400
Derivative financial instruments	55
Later than five years
Financial assets and liabilities
Borrowings	6,568	€ 5,339
Derivative financial instruments	€ 126